Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Bank premises and equipment
Less: accumulated depreciation	(378,682)	$ (355,792)
Bank premises and equipment, net	526,423	504,842
Bank buildings and improvements
Bank premises and equipment
Bank premises and equipment, gross	509,830	470,386
Bank buildings and improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements | Maximum
Bank premises and equipment
Estimated useful lives	40 years
Furniture, equipment and vehicles
Bank premises and equipment
Bank premises and equipment, gross	269,861	260,932
Furniture, equipment and vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, equipment and vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	125,414	128,805
Land, building, furniture, fixture and equipment
Bank premises and equipment
Bank premises and equipment, gross		$ 511
Land, building, furniture, fixture and equipment | Minimum
Bank premises and equipment
Estimated useful lives	7 years
Land, building, furniture, fixture and equipment | Maximum
Bank premises and equipment
Estimated useful lives	27 years